RELATED PARTY TRANSACTIONS (Details)		12 Months Ended
	Aug. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 24, 2024	Mar. 28, 2023 USD ($)
May 24, 2029
Disclosure of transactions between related parties [line items]
Borrowings, basis point					210
May 24, 2026
Disclosure of transactions between related parties [line items]
Borrowings, basis point					475
Director fees		$ 2,000,000	$ 2,000,000	$ 1,000,000
Asset management fee as percent per quarter		0.3125%
Asset management fee, percent		1.25%
Credit facility, maximum borrowing capacity		$ 458,000,000
Corporate borrowings		3,692,000,000	3,394,000,000
Non-recourse borrowings		46,552,000,000	40,904,000,000
Australian regulated utility operation
Disclosure of transactions between related parties [line items]
Ownership interest	7.90%
Proceeds from sales of interests in associates	$ 435,000,000
Gain on sale of subsidiary	30,000,000
Reclassification adjustments on exchange differences on translation, net of tax	$ 28,000,000
Revolving credit facility with Brookfield
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity		1,000,000,000	1,000,000,000
Non-recourse borrowings		$ 0	0
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter		0.3125%
Asset management fee, percent		1.25%
Services received, related party transactions		$ 393,000,000	401,000,000	421,000,000
Amounts payable, related party transactions		99,000,000	97,000,000
Subsidiary of Common Parent (Brookfield)
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		31,000,000	35,000,000
Non-recourse borrowings						$ 500,000,000
Interest expense		34,000,000	26,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions		104,000,000	143,000,000	144,000,000
Revenue from rendering of services, related party transactions		11,000,000	20,000,000	8,000,000
Right-of-use assets		12,000,000	12,000,000
Brookfield
Disclosure of transactions between related parties [line items]
Deposit balance		180,000,000	0
Earned interest on deposits		0	0	$ 4,000,000
Corporate borrowings		130,000,000	110,000,000
Non-recourse borrowings		$ 140,000,000	$ 339,000,000